Machinery, Equipment and Improvements on Leased Assets - Summary of Property Plant and Equipment (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 2,146,232	$ 1,905,684	$ 1,906,233
Additions	1,009,550	323,456	(2,255)
Disposals	(67,706)	(139,151)	(7,417)
Currency translation effect	6,144	56,243	9,123
Ending balance	3,094,220	2,146,232	1,905,684
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,602,765	1,393,985
Ending balance	2,234,583	1,602,765	1,393,985
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	188,767	196,928
Ending balance	180,050	188,767	196,928
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	264,637	225,984
Ending balance	516,985	264,637	225,984
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	45,992	25,058
Ending balance	38,619	45,992	25,058
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,047	11,637
Ending balance	36,899	10,047	11,637
Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	34,024	52,092
Ending balance	87,084	34,024	52,092
Investment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,981,657	4,272,694	3,943,153
Additions	1,543,081	813,557	437,405
Disposals	(187,735)	(192,008)	(86,332)
Currency translation effect	41,697	87,414	(21,532)
Ending balance	6,378,700	4,981,657	4,272,694
Investment [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,341,641	2,838,723	2,666,532
Additions	978,160	596,729	224,218
Disposals	(63,035)	(156,335)	(39,546)
Currency translation effect	31,600	62,524	(12,481)
Ending balance	4,288,366	3,341,641	2,838,723
Investment [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	368,966	347,567	301,326
Additions	53,795	19,308	60,415
Disposals	(49,003)	(900)	(12,209)
Currency translation effect	887	2,991	(1,965)
Ending balance	374,645	368,966	347,567
Investment [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,079,601	910,748	814,463
Additions	405,069	160,764	133,162
Disposals	(66,536)	(12,237)	(30,576)
Currency translation effect	8,607	20,326	(6,301)
Ending balance	1,426,741	1,079,601	910,748
Investment [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	103,801	73,717	58,095
Additions	16,717	36,226	17,585
Disposals	(8,161)	(7,715)	(1,178)
Currency translation effect	603	1,573	(785)
Ending balance	112,960	103,801	73,717
Investment [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	29,694	29,592	31,154
Additions	29,511	530	1,261
Disposals	(1,000)	(428)	(2,823)
Ending balance	58,205	29,694	29,592
Investment [Member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	57,954	72,347	71,583
Additions	59,829		764
Disposals		(14,393)
Ending balance	117,783	57,954	72,347
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,835,425)	(2,367,010)	(2,036,920)
Additions	(533,531)	(490,101)	(439,660)
Disposals	120,029	52,857	78,915
Currency translation effect	(35,553)	(31,171)	30,655
Ending balance	(3,284,480)	(2,835,425)	(2,367,010)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,738,876)	(1,444,738)	(1,239,704)
Additions	(341,394)	(298,406)	(260,223)
Disposals	52,447	32,604	37,221
Currency translation effect	(25,960)	(28,336)	17,968
Ending balance	(2,053,783)	(1,738,876)	(1,444,738)
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(180,199)	(150,639)	(136,265)
Additions	(27,370)	(28,847)	(26,821)
Disposals	14,549	866	11,059
Currency translation effect	(1,575)	(1,579)	1,388
Ending balance	(194,595)	(180,199)	(150,639)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(814,964)	(684,764)	(586,036)
Additions	(136,602)	(141,593)	(136,589)
Disposals	49,043	12,236	26,949
Currency translation effect	(7,233)	(843)	10,912
Ending balance	(909,756)	(814,964)	(684,764)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(57,809)	(48,659)	(39,859)
Additions	(19,127)	(15,464)	(10,210)
Disposals	3,380	6,727	1,023
Currency translation effect	(785)	(413)	387
Ending balance	(74,341)	(57,809)	(48,659)
Accumulated depreciation and amortisation [member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(19,647)	(17,955)	(18,344)
Additions	(2,269)	(2,116)	(2,274)
Disposals	610	424	2,663
Ending balance	(21,306)	(19,647)	(17,955)
Accumulated depreciation and amortisation [member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(23,930)	(20,255)	(16,712)
Additions	(6,769)	(3,675)	(3,543)
Ending balance	$ (30,699)	$ (23,930)	$ (20,255)